LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE
12.	LOSS PER SHARE

	Year ended December 31,
	2022	2021
Loss attributable to common shareholders ($)	89,989,659	50,640,075
Weighted average number of common shares outstanding	166,858,136	154,949,075
Loss per share attributed to common shareholders	$0.54	$0.33

Diluted loss per share did not include the effect of 12,860,500 (2021 – 14,595,000) share purchase options and Nil (2021 – 49,486) common share purchase warrants as they are anti-dilutive.